Cover Page	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	FIVE STAR SENIOR LIVING INC.
Entity Central Index Key	0001159281
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	FVE
Security Exchange Name	NASDAQ
Entity File Number	1-16817
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	04-3516029
Entity Address, Address Line One	400 Centre Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458
City Area Code	617
Local Phone Number	796-8387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false